UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
November 30*
Date of reporting period:
November 30, 2024
*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Opportunistic Bond Fund. The remaining series of the Registrant have fiscal year ends other than November 30.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global Opportunistic
Bond Fund
Class A-MGBAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$98	0.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class A shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.23%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.23%	1.44%	1.44%
A with initial sales charge (4.25%)	3.63%	0.57%	1.00%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBA-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Opportunistic
Bond Fund
Class B-MGBBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$175	1.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class B shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 7.45%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.45%	0.70%	0.70%
B with CDSC (declining over six years from 4% to 0%)×	3.45%	0.35%	0.70%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBB-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Opportunistic
Bond Fund
Class C-MGBDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class C shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 7.45%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.45%	0.70%	0.69%
C with CDSC (1% for 12 months)×	6.45%	0.70%	0.69%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.31%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBC-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Opportunistic
Bond Fund
Class I-MGBJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$71	0.68%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class I shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.52%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.52%	1.69%	1.70%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.38%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBI-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Opportunistic
Bond Fund
Class R1-MGBKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$175	1.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R1 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 7.32%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.32%	0.66%	0.69%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR1-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Opportunistic
Bond Fund
Class R2-MGBLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$124	1.19%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R2 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 7.98%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.98%	1.21%	1.19%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR2-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Opportunistic
Bond Fund
Class R3-MGBMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$97	0.93%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R3 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.12%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.12%	1.42%	1.43%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR3-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Opportunistic
Bond Fund
Class R4-MGBNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R4 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.38%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.38%	1.69%	1.70%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR4-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MFS® Global Opportunistic
Bond Fund
Class R6-MGBOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2024, Class R6 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 8.47%, at net asset value. This compares with a return of 7.53% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, supported relative performance. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds further strengthened relative results.
    Favorable security selection within the treasury and corporate financial sectors benefited relative returns. From a credit quality perspective, security selection among “BBB” and “A” rated issuers helped relative results. Yield curve positioning, particularly along the euro yield curve, and the fund's overall longer duration stance, were additional factors that contributed to relative returns.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged) Index:
    Foreign exchange decisions, most notably from the fund's exposure to Japanese yen, Norwegian krone and Brazilian real currencies, detracted from relative returns. The fund's yield curve positioning along the Chinese yuan yield curve further weakened relative performance.
    Security selection within the government-related supranational and mortgage-backed securities (MBS) agency fixed rate sectors, particularly across "AAA" and "AA" rated credit issues, also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 11/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.47%	1.78%	1.81%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	7.53%	0.59%	2.14%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 11/30/24
Net Assets ($):	1,055,517,438	Average Effective Maturity (yrs):	9.1
Total Number of Holdings:	881	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	5,455,357
Portfolio Turnover Rate (%):	146
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/24)
Portfolio structure
	Long	Short	Net
Fixed Income	136.9%	(8.3)%	128.6%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	10.0%	0.0%	10.0%
AA	5.6%	0.0%	5.6%
A	22.9%	0.0%	22.9%
BBB	25.7%	0.0%	25.7%
BB	8.2%	0.0%	8.2%
B	3.2%	0.0%	3.2%
CCC	1.1%	0.0%	1.1%
C	0.3%	0.0%	0.3%
U.S. Government	3.1%	0.0%	3.1%
Federal Agencies	10.3%	0.0%	10.3%
Not Rated	46.5%	(8.3)%	38.2%
Cash & Cash Equivalents	2.1%	(0.9)%	1.2%
Other	88.3%	(118.1)%	(29.8)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	42.4%	(5.9)%	36.5%
Emerging Markets Bonds	24.2%	0.0%	24.2%
Investment Grade Corporates	21.0%	0.0%	21.0%
U.S. Treasury Securities	22.4%	(1.4)%	21.0%
Mortgage-Backed Securities	10.3%	0.0%	10.3%
High Yield Corporates	7.8%	(1.1)%	6.7%
Collateralized Debt Obligations	3.1%	0.0%	3.1%
Commercial Mortgage-Backed Securities	2.8%	0.0%	2.8%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.8%	0.0%	0.8%
Municipal Bonds	0.8%	0.0%	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR6-ANN
Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg").  Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the “Fund”). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended November 30, 2024 and 2023, audit fees billed to the Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS Global Opportunistic Bond Fund	68,711	66,288

For the fiscal years ended November 30, 2024 and 2023, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Global Opportunistic	0	0	267	259	0	0
Bond Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related	0	0	0	0	3,600	3,600
Entities of MFS Global
Opportunistic Bond Fund*

Fees Billed by E&Y:			Aggregate Fees for Non-audit Services
			2024		2023
To MFS Global Opportunistic Bond Fund,			309,807		178,609
MFS and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Opportunistic Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Opportunistic Bond Fund
Portfolio of Investments − 11/30/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.4%
Aerospace & Defense – 0.4%
Boeing Co., 6.388%, 5/01/2031 (n)		$368,000	$ 387,631
Boeing Co., 5.805%, 5/01/2050		1,688,000	1,613,985
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		236,000	240,363
Thales S.A., 4.25%, 10/18/2031	EUR	600,000	674,939
TransDigm, Inc., 6.375%, 3/01/2029 (n)		$1,684,000	1,711,443
			$4,628,361
Asset-Backed & Securitized – 8.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.119%, 11/15/2054 (i)		$11,694,158	$ 499,048
ACREC 2021-FL1 Ltd., “C”, FLR, 6.875% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		2,557,500	2,547,441
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		3,468,802	3,471,576
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		3,034,305	3,015,134
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.724% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		204,000	202,182
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.324% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)		1,205,000	1,196,957
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.574% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)		1,049,500	1,040,743
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.106% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		3,751,000	3,722,863
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.805% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,352,975
AREIT 2022-CRE6 Trust, “C”, FLR, 6.91% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	527,318
AREIT 2022-CRE6 Trust, “D”, FLR, 7.611% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	560,246
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.72%, 4/15/2053 (i)		1,414,148	75,146
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.337%, 7/15/2054 (i)		9,221,072	537,169
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.714%, 2/15/2054 (i)		14,825,779	1,099,674
BDS Ltd., 2024-FL13, “A”, FLR, 6.186% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)		561,500	561,425
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.907%, 7/15/2053 (i)		12,445,236	668,412
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.258%, 3/15/2054 (i)		6,371,335	300,564
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)		19,784,790	763,242
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.368%, 7/15/2054 (i)		20,092,127	1,135,772
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.375%, 8/15/2054 (i)		20,739,983	1,221,857
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.45% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		941,760	941,760
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 7% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		754,553	754,553
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.773% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		632,000	626,579
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.024% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		572,500	564,939
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		1,543,407	1,567,777
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		91,543	93,379
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		928,296	917,812
BX Trust, 2024-PURE, “A”, FLR, 5.688% (CORRA + 1.9%), 11/15/2041 (n)	CAD	2,043,000	1,461,639
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.024% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		$1,100,000	1,037,811
BXMT 2021-FL4 Ltd., “B”, FLR, 6.274% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		2,995,500	2,738,177
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		381,350	370,888
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		697,808	701,699
CNH Equipment Trust, 2023-A, “A2”, 5.34%, 9/15/2026		185,460	185,649
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		1,165,196	1,169,661
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.876%, 4/15/2054 (i)		7,760,853	265,324
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.081%, 6/15/2063 (i)		11,335,965	510,839
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.139%, 6/15/2064 (i)		9,399,446	459,073
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		2,344,000	2,116,330
Commercial Mortgage Pass-Through Certificates, 2024-YR9, “A-3”, 5.614%, 8/15/2057		2,268,309	2,328,048
Commercial Mortgage Pass-Through Certificates, 2024-YR9, “AS”, 6.182%, 8/15/2057		1,128,169	1,170,030
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		35,488	35,496
GLBFS-ANN

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		$1,580,784	$ 1,596,981
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)		194,910	196,898
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)		100,000	101,056
Empire District Bondco LLC, 4.943%, 1/01/2033		1,494,000	1,493,197
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)		731,000	735,603
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		606,933	611,681
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		151,515	152,143
EQT Trust, 2024-EXTR, “D”, 6.682%, 7/05/2041 (n)		150,000	151,027
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.984% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		990,500	961,782
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.274% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		2,483,500	2,435,382
GLS Auto Receivables Trust, 2024-3A, “A”, 5.59%, 10/15/2029 (n)		1,006,000	1,016,219
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		272,990	273,512
KREF 2021-FL2 Ltd., “B”, FLR, 6.375% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2039 (n)		2,155,000	2,112,523
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.724% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		1,395,500	1,386,761
MF1 2021-FL5 Ltd., “C”, FLR, 6.424% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		645,000	637,619
MF1 2021-FL6 Ltd., “AS”, FLR, 6.175% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		2,500,000	2,476,437
MF1 2021-FL6 Ltd., “B”, FLR, 6.375% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		3,800,000	3,733,304
MF1 2022-FL8 Ltd., “C”, FLR, 6.806% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,097,227
MF1 2024-FL14 LLC, “A”, FLR, 6.347% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		2,323,000	2,325,890
MF1 2024-FL14 LLC, “AS”, FLR, 6.85% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		886,959	888,215
MF1 2024-FL14 LLC, “B”, FLR, 7.299% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		848,223	850,380
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.406%, 5/15/2054 (i)		5,675,899	313,611
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.289%, 6/15/2054 (i)		16,704,749	808,896
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		968,900	974,474
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		2,258,996	2,270,386
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		475,021	478,892
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		1,602,027	1,617,564
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.873% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		1,212,000	1,179,378
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.525% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,200,485
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.824% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		238,000	233,460
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.125% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		800,000	792,841
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		1,241,026	1,243,132
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		1,398,000	1,395,288
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.636%, 4/15/2054 (i)		9,209,890	624,821
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.621%, 8/15/2054 (i)		15,366,843	1,096,653
			$84,980,925
Automotive – 0.6%
Ferrari N.V., 3.625%, 5/21/2030	EUR	1,580,000	$ 1,725,120
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		$1,291,000	1,303,755
Hyundai Capital America, 6.375%, 4/08/2030 (n)		825,000	873,555
LKQ Corp., 6.25%, 6/15/2033		716,000	751,282
Volkswagen Financial Services AG, 3.875%, 9/10/2030	EUR	570,000	611,375
Volkswagen Leasing GmbH, 4%, 4/11/2031		690,000	746,319
			$6,011,406
Broadcasting – 0.3%
Discovery Communications LLC, 4.125%, 5/15/2029		$535,000	$ 505,697
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	2,700,000	2,386,080
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$340,000	306,808
			$3,198,585

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		$496,000	$ 509,943
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		746,000	799,363
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,600,000	1,606,471
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	299,704
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	779,277
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,472,000	1,398,629
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	720,000	813,943
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$980,000	1,000,259
			$7,207,589
Building – 0.5%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$774,000	$ 758,415
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		1,788,000	1,599,264
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		2,058,000	1,999,958
Vulcan Materials Co., 3.5%, 6/01/2030		1,079,000	1,011,783
Vulcan Materials Co., 5.7%, 12/01/2054		438,000	453,648
			$5,823,068
Business Services – 0.9%
Corning, Inc., 3.875%, 5/15/2026	EUR	710,000	$ 762,186
Euronet Worldwide, Inc., 1.375%, 5/22/2026		770,000	790,523
Experian Finance PLC, 3.375%, 10/10/2034		1,010,000	1,086,294
Fiserv, Inc., 4.4%, 7/01/2049		$1,046,000	904,621
Global Payments, Inc., 4.875%, 3/17/2031	EUR	660,000	743,690
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		$1,680,000	1,653,571
Mastercard, Inc., 4.55%, 1/15/2035		761,000	744,752
Mastercard, Inc., 3.85%, 3/26/2050		611,000	499,525
Teleperformance SE, 5.75%, 11/22/2031	EUR	900,000	1,023,730
Visa, Inc., 3.65%, 9/15/2047		$1,125,000	905,348
Wolters Kluwer N.V., 3.25%, 3/18/2029	EUR	690,000	748,261
			$9,862,501
Cable TV – 0.7%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,825,000	$ 1,521,467
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		959,000	986,669
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		388,000	306,303
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)	EUR	1,497,597	1,601,124
Videotron Ltd., 3.625%, 6/15/2029 (n)		$1,090,000	1,019,514
Videotron Ltd., 5.7%, 1/15/2035 (n)		658,000	665,759
Ziggo B.V., 3.375%, 2/28/2030	EUR	1,750,000	1,671,916
			$7,772,752
Chemicals – 0.2%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)		$1,800,000	$ 1,716,930
Sociedad Quimica y Minera de Chile S.A., 5.5%, 9/10/2034 (n)		870,000	839,298
			$2,556,228
Computer Software – 0.2%
Accenture Capital, Inc., 4.25%, 10/04/2031		$506,000	$ 494,923
Accenture Capital, Inc., 4.5%, 10/04/2034		338,000	328,641
Microsoft Corp., 2.525%, 6/01/2050		515,000	334,243
Microsoft Corp., 2.675%, 6/01/2060		607,000	377,834

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Oracle Corp., 4%, 7/15/2046		$821,000	$ 660,375
			$2,196,016
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$953,000	$ 953,870
Conglomerates – 0.6%
Highland Holdings S.á r.l., 2.875%, 11/19/2027	EUR	760,000	$ 809,233
nVent Finance S.à r.l., 5.65%, 5/15/2033		$398,000	407,167
Regal Rexnord Corp., 6.05%, 4/15/2028		1,598,000	1,643,489
TriMas Corp., 4.125%, 4/15/2029 (n)		1,622,000	1,510,693
Veralto Corp., 4.15%, 9/19/2031	EUR	649,000	719,987
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$252,000	251,038
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		465,000	480,573
Wurth Finance International B.V., 3%, 8/28/2031	EUR	460,000	493,260
			$6,315,440
Consumer Products – 0.5%
Acushnet Co., 7.375%, 10/15/2028 (n)		$1,729,000	$ 1,806,513
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	1,060,000	1,028,142
Haleon Netherlands Capital B.V., 1.25%, 3/29/2026		730,000	758,614
Haleon UK Capital PLC, 2.875%, 9/18/2028		1,020,000	1,085,338
Kenvue, Inc., 5.05%, 3/22/2053		$1,193,000	1,166,640
			$5,845,247
Consumer Services – 0.8%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	478,000	$ 535,242
Amber Finco PLC, 6.625%, 7/15/2029		600,000	671,851
Booking Holdings, Inc., 3.25%, 11/21/2032		810,000	871,556
Meituan, 4.5%, 4/02/2028 (n)		$1,103,000	1,081,899
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)	EUR	431,000	487,658
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$1,679,000	1,458,635
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,898,000	1,742,455
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	1,415,000	1,496,296
			$8,345,592
Containers – 0.5%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		$1,203,000	$ 1,207,289
Smurfit Kappa Treasury ULC, 3.807%, 11/27/2036	EUR	949,000	1,037,655
Titan Holdings II B.V., 5.125%, 7/15/2029		1,660,000	1,782,331
Verallia S.A., 3.875%, 11/04/2032		900,000	961,325
			$4,988,600
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$597,000	$ 516,145
Arrow Electronics, Inc., 5.875%, 4/10/2034		866,000	882,237
Prysmian S.p.A., 3.625%, 11/28/2028	EUR	700,000	751,211
			$2,149,593
Electronics – 0.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$1,854,000	$ 1,857,116
Intel Corp., 5.7%, 2/10/2053		560,000	534,573
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		415,000	384,491

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – continued
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		$191,000	$ 189,458
			$2,965,638
Emerging Market Quasi-Sovereign – 2.8%
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,310,000	$ 1,353,524
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		1,881,000	1,911,931
Centrais Eletricas Brasileiras S.A., 6.5%, 1/11/2035 (n)		837,000	810,844
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031	EUR	838,000	911,603
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		1,452,000	1,589,221
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		$656,000	657,590
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		3,445,000	3,052,470
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		1,041,000	1,049,388
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,200,000	1,199,990
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,630,006
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,102,000	1,081,495
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		1,097,000	1,052,330
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		400,000	405,014
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	588,084
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,073,042
Petroleos Mexicanos, 10%, 2/07/2033		748,000	794,857
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,087,096
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,120,000	1,137,506
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,800,000	2,461,326
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$1,481,000	1,545,764
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		1,984,000	2,033,600
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,230,000	1,230,000
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		992,000	1,010,550
			$29,667,231
Emerging Market Sovereign – 16.1%
Dominican Republic, 7.05%, 2/03/2031 (n)		$789,000	$ 821,565
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,188,967
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,168,000	1,051,504
Federative Republic of Brazil, 10%, 1/01/2027	BRL	39,000,000	6,087,359
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	16,889,000	18,516,722
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	242,288,000	5,232,366
Oriental Republic of Uruguay, 9.75%, 7/20/2033		110,220,000	2,558,952
People's Republic of China, 3.13%, 11/21/2029	CNY	69,500,000	10,279,549
People's Republic of China, 2.88%, 2/25/2033		125,020,000	18,468,639
People's Republic of China, 2.27%, 5/25/2034		43,000,000	6,060,236
Republic of Albania, 5.9%, 6/09/2028	EUR	849,000	940,367
Republic of Angola, 9.125%, 11/26/2049		$900,000	735,300
Republic of Bulgaria, 5%, 3/05/2037		2,084,000	1,985,756
Republic of Costa Rica, 7.3%, 11/13/2054		1,415,000	1,495,655
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	2,600,000	2,400,753
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$1,545,000	1,531,095
Republic of Hungary, 6.125%, 5/22/2028 (n)		1,031,000	1,057,806
Republic of Hungary, 5.5%, 6/16/2034 (n)		1,064,000	1,036,469
Republic of India, 7.18%, 8/14/2033	INR	747,400,000	8,992,489
Republic of Korea, 1.875%, 6/10/2029	KRW	45,964,110,000	31,830,150
Republic of Korea, 1.375%, 6/10/2030		32,432,080,000	21,677,561
Republic of Korea, 1.5%, 12/10/2030		17,000,000,000	11,346,193
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	743,415
Republic of Paraguay, 6.1%, 8/11/2044 (n)		1,460,000	1,442,480

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Paraguay, 5.6%, 3/13/2048		$2,000,000	$ 1,831,876
Republic of Peru, 5.375%, 2/08/2035		1,561,000	1,543,176
Republic of Serbia, 1.65%, 3/03/2033	EUR	1,077,000	917,650
Republic of Serbia, 6%, 6/12/2034 (n)		$665,000	666,224
Republic of Serbia, 2.05%, 9/23/2036 (n)	EUR	696,000	561,103
Republic of Serbia, 2.05%, 9/23/2036		100,000	80,618
Republic of South Africa, 7.1%, 11/19/2036 (n)		$1,770,000	1,786,334
Republic of Turkey, 7.625%, 5/15/2034		566,000	589,007
Republic of Turkey, 6.5%, 1/03/2035		1,472,000	1,414,997
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,750,889
			$169,623,222
Energy - Independent – 0.9%
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		$1,542,000	$ 1,520,363
Diamondback Energy, Inc., 5.75%, 4/18/2054		647,000	644,802
Medco Bell Pte. Ltd., 6.375%, 1/30/2027		219,000	218,138
Occidental Petroleum Corp., 6.45%, 9/15/2036		944,000	991,857
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		1,531,000	1,576,253
Pioneer Natural Resources Co., 2.15%, 1/15/2031		1,246,000	1,077,438
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		930,000	997,509
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		1,444,000	1,507,615
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		1,204,000	1,036,478
			$9,570,453
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$621,000	$ 614,466
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	830,000	941,350
BP Capital Markets B.V., 0.933%, 12/04/2040		760,000	539,800
BP Capital Markets PLC, 6%, 12/31/2164	GBP	880,000	1,120,246
Eni S.p.A., 3.875%, 1/15/2034	EUR	1,160,000	1,270,913
Exxon Mobil Corp., 1.408%, 6/26/2039		1,010,000	819,450
			$5,306,225
Financial Institutions – 1.0%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$1,002,000	$ 989,631
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		1,403,000	1,409,582
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		1,400,000	1,486,553
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		366,000	360,696
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		546,000	554,139
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026	EUR	1,640,000	1,447,066
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171 (a)(d)		2,600,000	1,057,983
SBB Treasury Oyj, 0.75%, 12/14/2028		730,000	547,455
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		$1,323,000	1,298,673
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	1,100,000	1,163,738
			$10,315,516
Food & Beverages – 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,045,000	$ 980,522
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		697,000	727,187
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,758,000	1,767,897
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034		1,133,000	1,097,272
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		960,000	904,189

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 3.15%, 8/01/2029		$403,000	$ 375,319
Constellation Brands, Inc., 2.25%, 8/01/2031		435,000	368,506
Diageo Finance PLC, 3.375%, 8/30/2035	EUR	930,000	1,007,082
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		$1,453,000	1,532,651
Heineken N.V., 3.812%, 7/04/2036	EUR	910,000	1,004,254
JBS USA Food Co., 6.5%, 12/01/2052		$633,000	670,614
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		1,595,000	1,421,361
Kerry Group Financial Srvices, 3.75%, 9/05/2036	EUR	690,000	754,141
Kraft Heinz Foods Co., 4.375%, 6/01/2046		$1,184,000	1,001,129
Pernod Ricard S.A., 3.375%, 11/07/2030	EUR	1,100,000	1,189,119
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		$1,825,000	1,716,057
			$16,517,300
Forest & Paper Products – 0.1%
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$740,000	$ 758,238
Gaming & Lodging – 0.5%
Allwyn Entertainment Finance, 7.25%, 4/30/2030	EUR	1,207,000	$ 1,365,315
IHG Finance LLC, 3.625%, 9/27/2031		990,000	1,057,419
Las Vegas Sands Corp., 3.9%, 8/08/2029		$1,355,000	1,268,136
Las Vegas Sands Corp., 6.2%, 8/15/2034		348,000	357,473
Marriott International, Inc., 2.85%, 4/15/2031		1,183,000	1,051,054
			$5,099,397
Industrial – 0.4%
Arcadis N.V., 4.875%, 2/28/2028	EUR	909,000	$ 1,007,054
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		770,000	871,221
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,190,819
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		1,600,000	1,539,769
			$4,608,863
Insurance – 0.6%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$1,000,000	$ 860,327
Aviva PLC, 6.125%, 9/12/2054	GBP	760,000	965,756
Corebridge Financial, Inc., 4.35%, 4/05/2042		$1,269,000	1,098,685
Lincoln National Corp., 5.852%, 3/15/2034		733,000	761,829
MetLife, Inc., 5.3%, 12/15/2034		1,203,000	1,233,987
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		948,000	1,005,699
			$5,926,283
Insurance - Health – 0.3%
Elevance Health, Inc., 5.375%, 6/15/2034		$858,000	$ 874,501
UnitedHealth Group, Inc., 5.15%, 7/15/2034		1,231,000	1,252,812
UnitedHealth Group, Inc., 4.625%, 7/15/2035		763,000	746,333
			$2,873,646
Insurance - Property & Casualty – 1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		$1,611,000	$ 1,611,043
American International Group, Inc., 5.125%, 3/27/2033		752,000	759,245
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		229,000	250,594
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		788,000	807,499
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		1,689,000	1,738,147
Brown & Brown, Inc., 5.65%, 6/11/2034		676,000	695,890

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,682,000	$ 1,217,445
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		$872,000	929,055
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,579,000	1,637,921
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		1,166,000	1,167,686
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		667,000	675,575
			$11,490,100
International Market Quasi-Sovereign – 1.6%
Belfius Bank S.A. (Kingdom of Belgium), 4.125%, 9/12/2029	EUR	1,000,000	$ 1,118,183
Belfius Bank S.A. (Kingdom of Belgium), 3.375%, 2/20/2031		1,200,000	1,281,312
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038		240,000	261,265
Electricite de France S.A., 6.5%, 11/08/2064	GBP	700,000	888,963
EnBW International Finance B.V. (Federal Republic of Germany), 3.5%, 7/24/2028	EUR	1,120,000	1,217,946
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		650,000	734,571
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		630,000	680,545
EnBW International Finance B.V. (Federal Republic of Germany), 4%, 7/22/2036		940,000	1,033,504
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		690,000	683,260
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		1,105,000	1,177,635
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 4.25%, 7/18/2029		280,000	304,959
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		1,100,000	1,062,201
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$724,000	750,876
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	1,140,000	1,268,995
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	743,572
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	690,000	743,280
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029		870,000	854,374
RTE Reseau de Transport d'Electricite (French Republic), 3.5%, 10/02/2036		900,000	971,867
Swisscom Finance B.V., 3.5%, 11/29/2031		1,090,000	1,198,904
			$16,976,212
International Market Sovereign – 21.0%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	13,713,000	$ 7,018,868
Commonwealth of Australia, 3%, 3/21/2047		19,558,000	9,676,017
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	431,089
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,876,943
Government of Canada, 1.5%, 6/01/2031	CAD	21,234,000	13,820,488
Government of Canada, 2%, 6/01/2032		7,490,000	4,978,284
Government of Canada, 3.5%, 12/01/2045		1,980,000	1,495,305
Government of Canada, 1.75%, 12/01/2053		2,846,000	1,506,796
Government of Japan, 1.2%, 12/20/2034	JPY	1,540,000,000	10,412,084
Government of Japan, 2.4%, 12/20/2034		5,632,000,000	42,371,353
Government of Japan, 0.3%, 12/20/2039		2,050,600,000	11,443,702
Government of Japan, 1.1%, 6/20/2043		1,919,200,000	11,469,285
Government of Japan, 0.4%, 3/20/2050		2,104,000,000	9,369,577
Kingdom of Spain, 3.9%, 7/30/2039 (n)	EUR	13,280,000	15,323,306
Kingdom of Spain, 4%, 10/31/2054		3,251,000	3,790,091
Republic of Iceland, 5%, 11/15/2028	ISK	660,000,000	4,475,309
Republic of Italy, 4.1%, 2/01/2029	EUR	13,785,000	15,473,030
Republic of Italy, 3.85%, 2/01/2035		5,961,000	6,627,738
Republic of Italy, 1.45%, 3/01/2036		23,304,000	20,395,965
Republic of Italy, 4.15%, 10/01/2039 (n)		12,158,000	13,686,582
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	3,885,000	4,027,316
United Kingdom Treasury, 1.25%, 10/22/2041		12,101,000	9,464,126
United Kingdom Treasury, 1.5%, 7/22/2047		1,616,000	1,147,061

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	1,171,000	$ 1,264,651
			$221,544,966
Local Authorities – 0.1%
Province of Alberta, 1.65%, 6/01/2031	CAD	1,192,000	$ 766,238
Province of British Columbia, 2.95%, 6/18/2050		1,117,000	661,200
			$1,427,438
Machinery & Tools – 0.3%
AGCO Corp., 5.8%, 3/21/2034		$615,000	$ 631,276
CNH Industrial Capital LLC, 5.5%, 1/12/2029		843,000	864,672
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,903,000	2,012,704
			$3,508,652
Major Banks – 3.6%
Banco BPM S.p.A., 4.625%, 11/29/2027	EUR	620,000	$ 688,098
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$745,000	753,961
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		874,000	765,275
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		896,000	895,457
Bankinter S.A., 3.5%, 9/10/2032	EUR	1,100,000	1,187,927
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$994,000	998,448
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,696,000	1,474,360
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		1,214,000	1,269,846
Credit Agricole S.A., 3.75%, 1/22/2034	EUR	900,000	991,338
Credit Agricole S.A., 4.375% to 4/15/2031, FLR (EUR ICE Swap Rate - 5yr. + 1.7%) to 4/15/2036		700,000	762,218
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$771,000	728,656
Danske Bank A.S., 3.75% to 11/19/2031, FLR (EUR Swap Rate - 5yr. + 1.55%) to 11/19/2036	EUR	180,000	191,946
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$642,000	636,631
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		1,036,000	1,023,866
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033	EUR	1,070,000	1,249,294
ING Groep N.V., 3.375% to 11/19/2031, FLR (EURIBOR - 3mo. + 1.15%) to 11/19/2032		500,000	534,913
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$412,000	388,681
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		739,000	760,851
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,055,565
JPMorgan Chase & Co., 3.761%, 3/21/2034	EUR	1,150,000	1,267,180
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		$352,000	257,284
mBank S.A., 4.034%, 9/27/2030	EUR	700,000	746,362
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$800,000	783,627
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,682,000	1,582,461
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		499,000	508,132
Morgan Stanley, 5.213%, 10/24/2035	GBP	1,108,000	1,401,185
Nationwide Building Society, 3.828%, 7/24/2032	EUR	930,000	1,016,870
NatWest Group PLC, 3.673%, 8/05/2031		900,000	981,318
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	212,452
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	930,000	1,015,324
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$774,000	802,071
Royal Bank of Canada, 4.875%, 11/01/2030	GBP	738,000	939,192
Société Générale S.A., 3.625% to 11/13/2029, FLR (EURIBOR - 3mo. + 1.35%) to 11/13/2030	EUR	700,000	746,914
Toronto-Dominion Bank, 3.563%, 4/16/2031		1,740,000	1,885,736
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$2,505,000	2,136,106
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	970,000	1,083,900
Unicaja Banco S.A., 3.5%, 9/12/2029		700,000	749,166
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,350,000	1,320,505
UniCredit S.p.A., 4.2%, 6/11/2034	EUR	850,000	937,459

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$657,000	$ 638,663
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		429,000	384,521
			$37,753,759
Medical & Health Technology & Services – 0.9%
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	790,000	$ 871,310
CAB SELAS, 3.375%, 2/01/2028		1,190,000	1,160,283
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$1,812,000	1,678,580
Encompass Health Corp., 4.75%, 2/01/2030		1,732,000	1,676,504
HCA, Inc., 5.45%, 9/15/2034		125,000	124,873
HCA, Inc., 5.125%, 6/15/2039		673,000	638,848
ICON Investments Six DAC, 5.809%, 5/08/2027		1,013,000	1,032,487
ICON Investments Six DAC, 5.849%, 5/08/2029		323,000	331,778
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	972,472
ProMedica Toledo Hospital, “B”, 6.015%, 11/15/2048		675,000	694,544
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	920,000	712,215
			$9,893,894
Medical Equipment – 0.3%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		$1,893,000	$ 1,928,148
Medtronic, Inc., 4.15%, 10/15/2053	EUR	270,000	311,569
Stryker Corp., 3.625%, 9/11/2036		730,000	795,813
			$3,035,530
Metals & Mining – 0.3%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$ 463,957
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		1,202,000	1,122,758
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		1,765,000	1,754,024
			$3,340,739
Midstream – 1.2%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$351,000	$ 369,974
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		785,000	868,021
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		2,016,000	1,914,982
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		1,026,000	1,022,999
Energy Transfer LP, 5.95%, 5/15/2054		690,000	696,374
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	1,135,000	785,855
Plains All American Pipeline LP, 5.7%, 9/15/2034		$884,000	907,151
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		1,812,000	1,844,273
Targa Resources Corp., 4.2%, 2/01/2033		423,000	394,323
Targa Resources Corp., 4.95%, 4/15/2052		695,000	621,853
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		1,686,000	1,726,048
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,381,000	1,443,210
			$12,595,063
Mortgage-Backed – 10.3%
Fannie Mae, 5%, 8/01/2040		$248,565	$ 250,068
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		164,877	158,443
Fannie Mae, 4.5%, 2/01/2041 - 10/01/2054		2,356,966	2,295,441
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		567,797	524,245
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 9/01/2054		6,264,133	6,263,760
Fannie Mae, UMBS, 2%, 3/01/2037 - 5/01/2052		8,603,185	7,135,324
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052		170,534	157,254

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2053	$6,775,621	$ 5,708,030
Fannie Mae, UMBS, 3%, 5/01/2051 - 7/01/2052	5,830,705	5,110,785
Fannie Mae, UMBS, 4%, 6/01/2052 - 4/01/2053	4,108,382	3,846,471
Fannie Mae, UMBS, 4.5%, 7/01/2052	360,836	347,028
Fannie Mae, UMBS, 6%, 12/01/2052 - 9/01/2054	2,444,920	2,474,841
Fannie Mae, UMBS, 6.5%, 12/01/2053 - 2/01/2054	3,948,192	4,042,229
Freddie Mac, 0.329%, 9/25/2026 (i)	62,189,000	248,066
Freddie Mac, 1.479%, 3/25/2027 (i)	1,517,000	42,192
Freddie Mac, 0.43%, 2/25/2028 (i)	46,151,000	441,531
Freddie Mac, 0.251%, 4/25/2028 (i)	46,683,000	220,470
Freddie Mac, 0.252%, 5/25/2028 (i)	47,225,000	241,112
Freddie Mac, 5.493%, 3/25/2029	1,321,320	1,326,530
Freddie Mac, 5.399%, 4/25/2029	2,027,284	2,032,862
Freddie Mac, 1.915%, 4/25/2030 (i)	2,395,024	198,751
Freddie Mac, 1.984%, 4/25/2030 (i)	2,589,254	222,948
Freddie Mac, 1.769%, 5/25/2030 (i)	3,408,930	270,272
Freddie Mac, 1.906%, 5/25/2030 (i)	7,523,890	635,861
Freddie Mac, 1.435%, 6/25/2030 (i)	3,170,959	202,386
Freddie Mac, 1.703%, 8/25/2030 (i)	2,931,170	227,700
Freddie Mac, 1.262%, 9/25/2030 (i)	1,901,519	110,781
Freddie Mac, 1.171%, 11/25/2030 (i)	3,948,102	219,030
Freddie Mac, 0.416%, 1/25/2031 (i)	15,658,872	242,413
Freddie Mac, 0.609%, 3/25/2031 (i)	20,363,474	524,005
Freddie Mac, 1.039%, 7/25/2031 (i)	5,068,698	272,036
Freddie Mac, 0.632%, 9/25/2031 (i)	21,590,988	655,891
Freddie Mac, 0.665%, 12/25/2031 (i)	5,486,706	180,845
Freddie Mac, 0.301%, 11/25/2032 (i)	33,028,344	453,829
Freddie Mac, 0.905%, 9/25/2034 (i)	5,029,953	365,218
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	519,428	514,341
Freddie Mac, 5%, 7/01/2041	234,942	238,324
Freddie Mac, 4%, 4/01/2044	26,131	24,900
Freddie Mac, 5.5%, 11/01/2054	1,484,514	1,483,123
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 10/01/2053	408,212	418,144
Freddie Mac, UMBS, 2%, 9/01/2036 - 3/01/2052	6,975,069	5,618,834
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2054	3,747,469	3,615,983
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053	6,356,997	5,552,185
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 7/01/2053	5,725,674	4,809,338
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2054	3,026,844	2,975,977
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053	1,314,239	1,230,156
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 10/01/2054	5,500,125	5,498,109
Freddie Mac, UMBS, 6%, 12/01/2052 - 8/01/2054	1,543,496	1,567,099
Ginnie Mae, 5.021%, 10/20/2045	970,079	941,258
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	5,164,543	4,414,753
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	5,058,642	4,160,006
Ginnie Mae, 3%, 2/20/2052 - 10/20/2052	2,536,275	2,248,252
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	969,734	912,175
Ginnie Mae, 3.5%, 10/20/2052 - 12/20/2052	2,139,378	1,956,553
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	1,646,871	1,625,494
Ginnie Mae, 5.5%, 2/20/2053 - 7/20/2054	3,236,131	3,244,393
Ginnie Mae, 6%, 4/20/2054 - 6/20/2054	1,007,565	1,018,912
Ginnie Mae, 5.911%, 3/20/2064	1,144,190	1,149,135
Ginnie Mae, TBA, 5%, 12/15/2054	950,000	936,198
UMBS, TBA, 2%, 12/25/2054	2,475,000	1,982,308
UMBS, TBA, 2.5%, 12/25/2054	2,002,562	1,675,682

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 5%, 12/25/2054		$1,125,000	$ 1,103,838
			$108,564,118
Municipals – 0.8%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$875,000	$ 848,011
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		895,000	798,905
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		2,260,000	2,178,940
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,775,000	1,790,420
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	875,526
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		780,000	811,521
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	718,111
			$8,021,434
Natural Gas - Distribution – 0.4%
ENGIE S.A., 3.875%, 12/06/2033	EUR	500,000	$ 552,643
ENGIE S.A., 3.875%, 3/06/2036		400,000	439,057
ENGIE S.A., 4.25%, 1/11/2043		900,000	1,001,579
Naturgy Finance S.A., 3.25%, 10/02/2030		900,000	961,180
Vier Gas Transport GmbH, 3.375%, 11/11/2031		1,000,000	1,067,615
			$4,022,074
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$768,000	$ 754,946
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,750,000	1,656,108
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$290,000	293,417
			$2,704,471
Network & Telecom – 0.2%
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	1,293,000	$ 1,457,327
Orange S.A., 1.375%, 9/04/2049		300,000	228,187
			$1,685,514
Oils – 0.2%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$1,664,000	$ 1,705,168
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)		674,000	648,617
			$2,353,785
Other Banks & Diversified Financials – 1.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	$ 1,994,616
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		700,000	716,160
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034	EUR	900,000	989,139
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$1,143,000	1,171,057
BPCE S.A., 4.5%, 3/15/2025 (n)		900,000	897,337
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,490,000	1,240,983
CaixaBank S.A., 4.375% to 8/08/2031, FLR (EUR ICE Swap Rate - 1yr. + 1.95%) to 8/08/2036	EUR	500,000	544,033
Commerzbank AG, 4%, 7/16/2032		500,000	544,788
Commerzbank AG, 3.875%, 10/15/2035		400,000	428,722
Commerzbank AG, 4.125%, 2/20/2037		100,000	106,571
Coventry Building Society, 3.125%, 10/29/2029		1,180,000	1,256,922
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		1,300,000	1,418,632
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	1,000,000	1,310,720
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$1,210,000	1,339,100
KBC Group N.V., 3.75%, 3/27/2032	EUR	800,000	879,356

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$1,045,000	$ 1,036,129
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	750,000	797,494
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$488,000	496,489
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		361,000	372,437
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		800,000	756,002
			$18,296,687
Pharmaceuticals – 0.3%
AbbVie, Inc., 5.35%, 3/15/2044		$488,000	$ 494,956
AbbVie, Inc., 5.4%, 3/15/2054		611,000	620,041
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		409,000	421,484
Johnson & Johnson, 3.55%, 6/01/2044	EUR	850,000	952,604
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$843,000	878,535
			$3,367,620
Pollution Control – 0.2%
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		$1,725,000	$ 1,788,901
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$729,000	$ 759,080
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$850,000	$ 881,383
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$814,000	$ 801,621
Boston Properties LP, REIT, 2.75%, 10/01/2026		380,000	364,931
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		841,000	812,141
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		450,000	387,224
			$2,365,917
Real Estate - Other – 0.4%
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$523,000	$ 533,721
EPR Properties, REIT, 3.6%, 11/15/2031		1,227,000	1,083,199
Lexington Realty Trust Co., 2.7%, 9/15/2030		880,000	768,067
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,656,000	1,718,494
			$4,103,481
Real Estate - Retail – 0.4%
Hammerson PLC, 5.875%, 10/08/2036	GBP	785,000	$ 979,281
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	1,187,448
STORE Capital Corp., REIT, 2.7%, 12/01/2031		190,000	158,551
Unibail-Rodamco-Westfield SE, 3.875%, 9/11/2034	EUR	700,000	749,255
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$1,124,000	1,071,867
			$4,146,402
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	450,000	$ 490,713
Home Depot, Inc., 3.625%, 4/15/2052		$1,158,000	889,622
			$1,380,335

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		$322,000	$ 261,622
International Flavors & Fragrances, Inc., 5%, 9/26/2048		434,000	389,560
			$651,182
Specialty Stores – 0.3%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$1,387,000	$ 1,043,612
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,558,000	833,983
Richemont International S.A., 1.5%, 3/26/2030	EUR	860,000	851,971
			$2,729,566
Supermarkets – 0.2%
Kroger Co., 5.5%, 9/15/2054		$698,000	$ 691,929
Tesco Corp. Treasury Services PLC, 5.125%, 5/22/2034	GBP	780,000	966,092
			$1,658,021
Supranational – 2.0%
European Union, 3.375%, 11/04/2042	EUR	8,900,000	$ 9,893,675
European Union, 3.375%, 10/05/2054		9,914,820	10,937,499
			$20,831,174
Telecommunications - Wireless – 0.4%
American Tower Corp., 5.45%, 2/15/2034		$1,008,000	$ 1,029,638
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	694,881
TDF Infrastructure S.A.S., 4.125%, 10/23/2031	EUR	800,000	849,595
T-Mobile USA, Inc., 3.875%, 4/15/2030		$657,000	627,719
T-Mobile USA, Inc., 5.75%, 1/15/2034		358,000	375,656
Vodafone Group PLC, 5.625%, 2/10/2053		752,000	746,533
			$4,324,022
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,970,000	$ 1,290,957
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,750,000	$ 1,914,521
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)		$760,000	773,979
			$2,688,500
Transportation - Services – 0.7%
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033	EUR	410,000	$ 474,140
DSV Finance B.V., 3.25%, 11/06/2030		220,000	236,854
DSV Finance B.V., 3.375%, 11/06/2034		120,000	129,104
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$732,000	745,635
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		473,000	498,398
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	620,000	790,793
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		$1,754,000	1,520,144
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,300,751
Transurban Finance Co. Pty Ltd., 3.974%, 3/12/2036		430,000	475,247
Triton International Ltd., 3.15%, 6/15/2031 (n)		$1,009,000	870,798
United Parcel Service, 5.05%, 3/03/2053		525,000	507,916
			$7,549,780

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 3.1%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$11,074,000	$ 10,249,506
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		6,082,000	6,435,992
U.S. Treasury Notes, 4%, 2/15/2034		2,800,000	2,757,781
U.S. Treasury Notes, TIPS, 2.125%, 4/15/2029 (f)		12,928,279	13,081,973
			$32,525,252
Utilities - Electric Power – 2.6%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		$1,584,000	$ 1,212,737
Adani Transmission Ltd., 4.25%, 5/21/2036		942,500	741,386
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		341,000	342,934
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		1,316,000	1,138,435
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		222,000	219,726
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	162,651
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,650,000	1,134,171
Bruce Power LP, 4.7%, 6/21/2031		510,000	376,658
Calpine Corp., 5.125%, 3/15/2028 (n)		$1,771,000	1,729,498
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		506,000	498,157
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,771,000	1,568,690
Duke Energy Corp., 3.75%, 4/01/2031	EUR	1,210,000	1,310,795
Duke Energy Florida LLC, 6.2%, 11/15/2053		$793,000	885,960
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,150,000	1,505,243
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	485,005
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,414,000	1,206,589
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	1,030,000	1,134,523
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$239,000	243,103
Entergy Corp., 0.9%, 9/15/2025		1,184,000	1,147,550
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	833,000	949,885
EPH Financing International A.S., 5.875%, 11/30/2029		663,000	743,331
Eversource Energy, 5.5%, 1/01/2034		$875,000	889,227
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	475,250
Georgia Power Co., 4.95%, 5/17/2033		1,276,000	1,282,557
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	254,625
National Grid North America, Inc., 3.724%, 11/25/2034	EUR	1,330,000	1,441,990
Oncor Electric Delivery Co. LLC, 3.5%, 5/15/2031		660,000	717,023
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$359,000	374,289
Pacific Gas & Electric Co., 6.4%, 6/15/2033		370,000	396,819
Pacific Gas & Electric Co., 5.9%, 10/01/2054		486,000	498,925
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		1,142,000	1,150,572
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		596,000	601,927
Xcel Energy, Inc., 4.6%, 6/01/2032		515,000	500,768
Xcel Energy, Inc., 5.5%, 3/15/2034		622,000	635,268
			$27,956,267
Utilities - Gas – 0.3%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	2,811,000	$ 2,759,887
Total Bonds (Identified Cost, $1,029,834,627)			$1,017,039,948
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.66% (v) (Identified Cost, $19,498,493)		19,497,792	$ 19,499,742

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 42 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – December 2024 @ 3.5% (Premiums Paid, $553,624)	Put	JPMorgan Chase Bank N.A.	$ 108,266,766	EUR 93,420,000	$ 75,187
Other Assets, Less Liabilities – 1.8%					18,902,561
Net Assets – 100.0%					$1,055,517,438
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,499,742 and $1,017,115,135, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $234,570,329, representing 22.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 11/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	8,021,801	USD	5,212,251	Barclays Bank PLC	1/17/2025	$22,884
CHF	4,476,167	USD	5,075,315	State Street Corp.	1/17/2025	35,729
EUR	884,808	USD	924,116	Barclays Bank PLC	1/17/2025	14,201
EUR	4,948,355	USD	5,198,321	HSBC Bank	1/17/2025	49,288
EUR	400,560	USD	422,760	Merrill Lynch International	1/17/2025	2,024
EUR	242,273	USD	256,866	State Street Corp.	1/17/2025	58
EUR	2,502,890	USD	2,631,636	UBS AG	1/17/2025	22,617
GBP	665,036	USD	832,776	State Street Corp.	1/17/2025	14,796
JPY	128,836,872	USD	841,991	Citibank N.A.	1/17/2025	24,439
JPY	805,389,746	USD	5,245,986	HSBC Bank	1/17/2025	170,269
KRW	2,249,030,000	USD	1,601,104	Morgan Stanley Capital Services LLC	2/03/2025	15,384
SEK	28,787,048	USD	2,628,969	Deutsche Bank AG	1/17/2025	21,662
USD	7,667,752	AUD	11,675,224	HSBC Bank	1/17/2025	48,344
USD	21,077,744	AUD	31,290,391	State Street Corp.	1/17/2025	657,213
USD	6,618,088	BRL	38,418,000	Barclays Bank PLC	12/20/2024	199,302
USD	1,490,890	CAD	2,043,000	JPMorgan Chase Bank N.A.	1/17/2025	29,124
USD	59,059,094	CAD	80,334,820	State Street Corp.	1/17/2025	1,579,571
USD	10,364,337	CHF	8,808,758	HSBC Bank	1/17/2025	306,190
USD	5,127,748	CHF	4,459,228	State Street Corp.	1/17/2025	36,046
USD	1,048,642	CNH	7,434,178	Citibank N.A.	1/17/2025	20,913
USD	46,087,356	CNH	324,286,767	HSBC Bank	1/17/2025	1,256,709
USD	5,233,200	CNH	37,850,927	State Street Corp.	1/17/2025	542
USD	5,074,681	CZK	119,784,547	Deutsche Bank AG	1/17/2025	49,507
USD	13,334,344	CZK	306,681,578	Merrill Lynch International	1/17/2025	468,510
USD	854,829	EUR	805,294	Barclays Bank PLC	1/17/2025	834
USD	872,841	EUR	799,654	Citibank N.A.	1/17/2025	24,828
USD	231,960,214	EUR	211,001,364	Deutsche Bank AG	1/17/2025	8,198,437
USD	47,574,322	EUR	43,391,596	HSBC Bank	1/17/2025	1,558,597
USD	8,650,715	EUR	7,945,141	JPMorgan Chase Bank N.A.	1/17/2025	225,087
USD	2,406,562	EUR	2,215,429	State Street Corp.	1/17/2025	57,155
USD	35,903	EUR	32,980	UBS AG	1/17/2025	928
USD	2,324,447	GBP	1,796,282	HSBC Bank	1/17/2025	35,128
USD	2,143,865	GBP	1,656,448	JPMorgan Chase Bank N.A.	1/17/2025	32,762
USD	19,979,604	GBP	15,387,219	Merrill Lynch International	1/17/2025	368,963
USD	18,723,059	GBP	14,370,916	State Street Corp.	1/17/2025	407,672
USD	73,433,479	JPY	10,731,363,005	JPMorgan Chase Bank N.A.	1/17/2025	1,264,945
USD	1,040,684	JPY	153,856,438	State Street Corp.	1/17/2025	5,998
USD	55,135,558	KRW	76,201,200,933	Barclays Bank PLC	2/03/2025	366,021
USD	1,690,967	MXN	33,436,665	Barclays Bank PLC	1/17/2025	61,561
USD	1,690,257	MXN	33,436,665	HSBC Bank	1/17/2025	60,852
USD	2,596,513	MYR	10,982,472	Barclays Bank PLC	12/12/2024	124,755
USD	10,181,422	NOK	112,224,472	Citibank N.A.	1/17/2025	8,498
USD	359,259	NZD	586,048	State Street Corp.	1/17/2025	11,683
USD	2,556,123	SEK	27,660,356	Deutsche Bank AG	1/17/2025	9,235

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	5,236,532	SEK	54,080,476	JPMorgan Chase Bank N.A.	1/17/2025	$256,953
USD	16,087,017	SEK	166,114,134	State Street Corp.	1/17/2025	791,692
USD	5,107,180	SGD	6,790,070	State Street Corp.	1/17/2025	23,764
USD	5,212,367	TWD	164,867,164	Barclays Bank PLC	1/17/2025	114,738
						$19,056,408
Liability Derivatives
AUD	6,335,470	USD	4,186,692	HSBC Bank	1/17/2025	$(52,079)
AUD	3,792,652	USD	2,556,262	State Street Corp.	1/17/2025	(81,127)
BRL	27,009,420	USD	4,929,626	Citibank N.A.	12/20/2024	(416,958)
BRL	1,638,467	USD	294,503	Merrill Lynch International	12/20/2024	(20,752)
CAD	719,948	USD	519,427	Citibank N.A.	1/17/2025	(4,305)
CAD	31,339,138	USD	22,756,376	HSBC Bank	1/17/2025	(333,239)
CAD	9,107,628	USD	6,632,432	State Street Corp.	1/17/2025	(115,928)
CHF	8,946,254	USD	10,536,043	Merrill Lynch International	1/17/2025	(320,897)
CNH	3,682,038	USD	521,060	State Street Corp.	1/17/2025	(12,041)
CZK	306,344,900	USD	13,197,899	JPMorgan Chase Bank N.A.	1/17/2025	(346,189)
EUR	2,829,659	USD	3,085,753	Barclays Bank PLC	1/17/2025	(84,969)
EUR	457,394	USD	504,142	Deutsche Bank AG	1/17/2025	(19,087)
EUR	4,636,966	USD	5,044,252	HSBC Bank	1/17/2025	(126,864)
EUR	8,438,067	USD	9,097,739	JPMorgan Chase Bank N.A.	1/17/2025	(149,377)
EUR	1,375,769	USD	1,504,373	Morgan Stanley Capital Services, Inc.	1/17/2025	(45,403)
EUR	3,378,144	USD	3,684,611	State Street Corp.	1/17/2025	(102,171)
GBP	397,275	USD	519,148	HSBC Bank	1/17/2025	(12,831)
GBP	5,314,762	USD	6,846,877	State Street Corp	1/17/2025	(73,340)
GBP	5,522,961	USD	7,192,865	State Street Corp.	1/17/2025	(153,984)
JPY	390,978,412	USD	2,675,420	JPMorgan Chase Bank N.A.	1/17/2025	(46,086)
MXN	68,479,919	USD	3,393,524	State Street Corp.	1/17/2025	(56,422)
MYR	10,818,500	USD	2,647,700	Barclays Bank PLC	12/12/2024	(212,845)
NOK	228,130,353	USD	21,185,559	State Street Corp.	1/17/2025	(505,997)
NZD	8,652,642	USD	5,175,665	Barclays Bank PLC	1/17/2025	(43,903)
NZD	521,000	USD	319,391	JPMorgan Chase Bank N.A.	1/17/2025	(10,394)
SEK	99,357,966	USD	9,206,573	JPMorgan Chase Bank N.A.	1/17/2025	(57,970)
SEK	2,098,000	USD	203,204	State Street Corp.	1/17/2025	(10,026)
SGD	6,756,128	USD	5,210,715	State Street Corp.	1/17/2025	(152,710)
USD	4,373,067	EUR	4,154,700	HSBC Bank	1/17/2025	(32,891)
USD	1,731,576	EUR	1,636,938	State Street Corp.	1/17/2025	(4,356)
USD	1,111,393	GBP	880,000	State Street Corp.	1/17/2025	(10,146)
USD	8,790,916	JPY	1,328,280,970	Barclays Bank PLC	1/17/2025	(141,789)
USD	12,208,898	JPY	1,869,041,459	State Street Corp.	1/17/2025	(360,426)
USD	11,329,266	KRW	15,786,200,000	Barclays Bank PLC	2/03/2025	(17,049)
						$(4,134,551)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	50	$4,407,385	March – 2025	$82,395
Canadian Treasury Bond 5 yr	Long	CAD	399	32,315,538	March – 2025	332,255
Euro-Bobl 5 yr	Long	EUR	970	123,032,137	December – 2024	842,690

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
Euro-Schatz 2 yr	Long	EUR	45	$5,099,048	December – 2024	$15,726
Long Gilt 10 yr	Long	GBP	28	3,422,199	March – 2025	39,361
U.S. Treasury Bond 30 yr	Long	USD	91	10,874,500	March – 2025	293,186
U.S. Treasury Note 10 yr	Long	USD	127	14,120,812	March – 2025	193,007
U.S. Treasury Note 2 yr	Long	USD	637	131,291,673	March – 2025	353,800
U.S. Treasury Note 5 yr	Long	USD	363	39,059,367	March – 2025	280,347
						$2,432,767
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	262	$37,371,070	December – 2024	$(320,674)
Euro-Buxl 30 yr	Short	EUR	55	8,137,269	December – 2024	(278,335)
U.S. Treasury Ultra Note 10 yr	Short	USD	58	6,658,219	March – 2025	(50,300)
						$(649,309)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	206,200,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$72,192	$—	$72,192
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,350,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$86,583	$141,515	$228,098
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At November 30, 2024, the fund had cash collateral of $119,000 and other liquid securities with an aggregate value of $4,644,197 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,030,388,251)	$1,017,115,135
Investments in affiliated issuers, at value (identified cost, $19,498,493)	19,499,742
Cash	35,848
Foreign currency, at value (identified cost, $131,901)	131,904
Restricted cash for
Forward foreign currency exchange contracts	119,000
Receivables for
Net daily variation margin on open cleared swap agreements	19,167
Forward foreign currency exchange contracts	19,056,408
Net daily variation margin on open futures contracts	570,788
Fund shares sold	67,505
Interest and dividends	9,729,533
Uncleared swaps, at value (net of unamortized premiums paid, $141,514)	228,098
Other assets	46
Total assets	$1,066,573,174
Liabilities
Payables for
Distributions	$3,376
Forward foreign currency exchange contracts	4,134,551
Investments purchased	117,309
TBA purchase commitments	5,641,877
Fund shares reacquired	918,666
Payable to affiliates
Investment adviser	60,953
Administrative services fee	1,748
Shareholder servicing costs	12,132
Distribution and service fees	560
Payable for independent Trustees' compensation	5
Accrued expenses and other liabilities	164,559
Total liabilities	$11,055,736
Net assets	$1,055,517,438
Net assets consist of
Paid-in capital	$1,160,239,636
Total distributable earnings (loss)	(104,722,198)
Net assets	$1,055,517,438
Shares of beneficial interest outstanding	128,649,426
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$15,573,690	1,887,514	$8.25
Class B	54,792	6,675	8.21
Class C	309,976	37,756	8.21
Class I	15,779,784	1,922,355	8.21
Class R1	496,699	60,539	8.20
Class R2	396,297	48,293	8.21
Class R3	814,821	99,365	8.20
Class R4	252,400	30,735	8.21
Class R6	1,021,838,979	124,556,194	8.20

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Statement of Assets and Liabilities - continued
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.62 [100 / 95.75 x $8.25]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 11/30/24 Net investment income (loss)
Income
Interest	$44,574,120
Dividends from affiliated issuers	2,503,756
Other	79,445
Foreign taxes withheld	(199,574)
Total investment income	$46,957,747
Expenses
Management fee	$5,589,618
Distribution and service fees	48,379
Shareholder servicing costs	67,481
Administrative services fee	155,454
Independent Trustees' compensation	18,829
Custodian fee	174,336
Shareholder communications	18,299
Audit and tax fees	96,578
Legal fees	5,241
Miscellaneous	243,140
Total expenses	$6,417,355
Fees paid indirectly	(110,945)
Reduction of expenses by investment adviser and distributor	(134,262)
Net expenses	$6,172,148
Net investment income (loss)	$40,785,599
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,674 foreign capital gains tax)	$(7,088,451)
Affiliated issuers	(6,715)
Written options	799,745
Futures contracts	2,882,478
Swap agreements	723,256
Forward foreign currency exchange contracts	(12,886,737)
Foreign currency	(293,697)
Net realized gain (loss)	$(15,870,121)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$28,262,414
Affiliated issuers	(2,542)
Futures contracts	(639,819)
Swap agreements	44,607
Forward foreign currency exchange contracts	30,461,639
Translation of assets and liabilities in foreign currencies	(135,019)
Net unrealized gain (loss)	$57,991,280
Net realized and unrealized gain (loss)	$42,121,159
Change in net assets from operations	$82,906,758
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	11/30/24	11/30/23
Change in net assets
From operations
Net investment income (loss)	$40,785,599	$36,066,083
Net realized gain (loss)	(15,870,121)	(92,178,705)
Net unrealized gain (loss)	57,991,280	84,334,997
Change in net assets from operations	$82,906,758	$28,222,375
Total distributions to shareholders	$(34,576,252)	$(40,867,860)
Change in net assets from fund share transactions	$42,287,868	$18,780,715
Total change in net assets	$90,618,374	$6,135,230
Net assets
At beginning of period	964,899,064	958,763,834
At end of period	$1,055,517,438	$964,899,064
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$7.86	$7.96	$9.33	$9.82	$9.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.27	$0.18	$0.13	$0.10
Net realized and unrealized gain (loss)	0.34	(0.06)	(1.10)	(0.28)	0.75
Total from investment operations	$0.64	$0.21	$(0.92)	$(0.15)	$0.85
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.16)	$(0.16)	$(0.18)	$(0.13)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.25)	$(0.31)	$(0.45)	$(0.34)	$(0.14)
Net asset value, end of period (x)	$8.25	$7.86	$7.96	$9.33	$9.82
Total return (%) (r)(s)(t)(x)	8.23	2.68	(10.28)	(1.64)	9.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.97	0.95	1.05	1.10
Expenses after expense reductions (f)	0.94	0.95	0.94	0.99	1.04
Net investment income (loss)	3.67	3.41	2.23	1.40	1.13
Portfolio turnover rate	146	139	150	216	210
Net assets at end of period (000 omitted)	$15,574	$13,538	$15,419	$21,218	$19,934
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class B	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$7.82	$7.92	$9.28	$9.77	$9.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.12	$0.06	$0.04
Net realized and unrealized gain (loss)	0.34	(0.06)	(1.09)	(0.29)	0.74
Total from investment operations	$0.58	$0.15	$(0.97)	$(0.23)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.10)	$(0.11)	$(0.10)	$(0.06)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.19)	$(0.25)	$(0.39)	$(0.26)	$(0.07)
Net asset value, end of period (x)	$8.21	$7.82	$7.92	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	7.45	1.91	(10.92)	(2.40)	8.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.71	1.70	1.80	1.86
Expenses after expense reductions (f)	1.69	1.70	1.69	1.75	1.79
Net investment income (loss)	2.96	2.62	1.47	0.64	0.42
Portfolio turnover rate	146	139	150	216	210
Net assets at end of period (000 omitted)	$55	$97	$165	$268	$373
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class C	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$7.83	$7.92	$9.28	$9.77	$9.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.12	$0.06	$0.04
Net realized and unrealized gain (loss)	0.33	(0.05)	(1.09)	(0.29)	0.74
Total from investment operations	$0.57	$0.16	$(0.97)	$(0.23)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.10)	$(0.11)	$(0.10)	$(0.06)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.19)	$(0.25)	$(0.39)	$(0.26)	$(0.07)
Net asset value, end of period (x)	$8.21	$7.83	$7.92	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	7.31	2.04	(10.92)	(2.40)	8.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.72	1.70	1.80	1.86
Expenses after expense reductions (f)	1.69	1.70	1.69	1.75	1.79
Net investment income (loss)	2.93	2.65	1.47	0.63	0.44
Portfolio turnover rate	146	139	150	216	210
Net assets at end of period (000 omitted)	$310	$328	$420	$812	$1,353
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class I	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$7.83	$7.92	$9.29	$9.78	$9.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.21	$0.16	$0.12
Net realized and unrealized gain (loss)	0.33	(0.05)	(1.11)	(0.29)	0.76
Total from investment operations	$0.65	$0.24	$(0.90)	$(0.13)	$0.88
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.18)	$(0.18)	$(0.20)	$(0.16)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.27)	$(0.33)	$(0.47)	$(0.36)	$(0.17)
Net asset value, end of period (x)	$8.21	$7.83	$7.92	$9.29	$9.78
Total return (%) (r)(s)(t)(x)	8.38	3.07	(10.11)	(1.40)	9.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.71	0.70	0.80	0.85
Expenses after expense reductions (f)	0.68	0.70	0.68	0.74	0.79
Net investment income (loss)	3.90	3.66	2.48	1.64	1.30
Portfolio turnover rate	146	139	150	216	210
Net assets at end of period (000 omitted)	$15,780	$10,245	$9,541	$12,395	$9,731
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R1	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$7.82	$7.91	$9.28	$9.77	$9.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.21	$0.12	$0.06	$0.03
Net realized and unrealized gain (loss)	0.33	(0.05)	(1.10)	(0.29)	0.75
Total from investment operations	$0.57	$0.16	$(0.98)	$(0.23)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.10)	$(0.11)	$(0.10)	$(0.07)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.19)	$(0.25)	$(0.39)	$(0.26)	$(0.08)
Net asset value, end of period (x)	$8.20	$7.82	$7.91	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	7.32	2.05	(11.03)	(2.40)	8.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.72	1.70	1.80	1.85
Expenses after expense reductions (f)	1.69	1.70	1.69	1.74	1.79
Net investment income (loss)	2.93	2.66	1.51	0.65	0.33
Portfolio turnover rate	146	139	150	216	210
Net assets at end of period (000 omitted)	$497	$530	$579	$615	$494
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R2	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$7.82	$7.91	$9.28	$9.77	$9.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.25	$0.16	$0.11	$0.07
Net realized and unrealized gain (loss)	0.34	(0.05)	(1.10)	(0.29)	0.76
Total from investment operations	$0.62	$0.20	$(0.94)	$(0.18)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.14)	$(0.15)	$(0.15)	$(0.11)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	(0.02)	—	—
Total distributions declared to shareholders	$(0.23)	$(0.29)	$(0.43)	$(0.31)	$(0.12)
Net asset value, end of period (x)	$8.21	$7.82	$7.91	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	7.98	2.56	(10.58)	(1.91)	9.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.22	1.20	1.30	1.35
Expenses after expense reductions (f)	1.19	1.21	1.19	1.24	1.29
Net investment income (loss)	3.43	3.17	2.00	1.16	0.79
Portfolio turnover rate	146	139	150	216	210
Net assets at end of period (000 omitted)	$396	$411	$656	$822	$621
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R3	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$7.82	$7.92	$9.28	$9.77	$9.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.27	$0.19	$0.13	$0.10
Net realized and unrealized gain (loss)	0.34	(0.06)	(1.10)	(0.28)	0.75
Total from investment operations	$0.63	$0.21	$(0.91)	$(0.15)	$0.85
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.16)	$(0.16)	$(0.18)	$(0.14)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.25)	$(0.31)	$(0.45)	$(0.34)	$(0.15)
Net asset value, end of period (x)	$8.20	$7.82	$7.92	$9.28	$9.77
Total return (%) (r)(s)(t)(x)	8.12	2.68	(10.24)	(1.66)	9.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.97	0.95	1.05	1.10
Expenses after expense reductions (f)	0.93	0.95	0.94	1.00	1.04
Net investment income (loss)	3.65	3.40	2.25	1.39	1.02
Portfolio turnover rate	146	139	150	216	210
Net assets at end of period (000 omitted)	$815	$499	$435	$566	$510
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R4	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$7.83	$7.92	$9.29	$9.77	$9.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.21	$0.15	$0.12
Net realized and unrealized gain (loss)	0.33	(0.05)	(1.11)	(0.27)	0.75
Total from investment operations	$0.65	$0.24	$(0.90)	$(0.12)	$0.87
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.18)	$(0.18)	$(0.20)	$(0.16)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.27)	$(0.33)	$(0.47)	$(0.36)	$(0.17)
Net asset value, end of period (x)	$8.21	$7.83	$7.92	$9.29	$9.77
Total return (%) (r)(s)(t)(x)	8.38	3.07	(10.11)	(1.30)	9.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.72	0.70	0.81	0.84
Expenses after expense reductions (f)	0.69	0.70	0.69	0.76	0.79
Net investment income (loss)	3.92	3.67	2.51	1.61	1.33
Portfolio turnover rate	146	139	150	216	210
Net assets at end of period (000 omitted)	$252	$192	$181	$213	$557
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions)	114	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R6	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
Net asset value, beginning of period	$7.82	$7.91	$9.28	$9.76	$9.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.29	$0.21	$0.17	$0.13
Net realized and unrealized gain (loss)	0.33	(0.04)	(1.10)	(0.28)	0.75
Total from investment operations	$0.65	$0.25	$(0.89)	$(0.11)	$0.88
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.19)	$(0.19)	$(0.21)	$(0.17)
From net realized gain	—	(0.15)	(0.26)	(0.16)	(0.01)
From tax return of capital	—	—	(0.03)	—	—
Total distributions declared to shareholders	$(0.27)	$(0.34)	$(0.48)	$(0.37)	$(0.18)
Net asset value, end of period (x)	$8.20	$7.82	$7.91	$9.28	$9.76
Total return (%) (r)(s)(t)(x)	8.47	3.16	(10.05)	(1.22)	9.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.62	0.61	0.70	0.77
Expenses after expense reductions (f)	0.61	0.61	0.60	0.65	0.71
Net investment income (loss)	4.01	3.76	2.58	1.75	1.46
Portfolio turnover rate	146	139	150	216	210
Net assets at end of period (000 omitted)	$1,021,839	$939,060	$931,367	$1,155,980	$728,743
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions)	114	N/A	N/A	N/A	N/A
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Global Opportunistic Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market.  At November 30, 2024, the fund did not have more than 25% of its assets invested in any one industry.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$32,525,252	$—	$32,525,252
Non - U.S. Sovereign Debt	—	458,642,805	—	458,642,805
Municipal Bonds	—	8,021,434	—	8,021,434
U.S. Corporate Bonds	—	174,951,203	—	174,951,203
Residential Mortgage-Backed Securities	—	122,804,937	—	122,804,937
Commercial Mortgage-Backed Securities	—	29,204,221	—	29,204,221
Asset-Backed Securities (including CDOs)	—	41,535,885	—	41,535,885
Foreign Bonds	—	149,429,398	—	149,429,398
Mutual Funds	19,499,742	—	—	19,499,742
Total	$19,499,742	$1,017,115,135	$—	$1,036,614,877
Other Financial Instruments
Futures Contracts – Assets	$2,432,767	$—	$—	$2,432,767
Futures Contracts – Liabilities	(649,309)	—	—	(649,309)
Forward Foreign Currency Exchange Contracts – Assets	—	19,056,408	—	19,056,408
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,134,551)	—	(4,134,551)
Swap Agreements – Assets	—	300,290	—	300,290
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2024 as reported in the Statement of Assets and Liabilities:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$75,187	$—
Interest Rate	Futures Contracts	2,432,767	(649,309)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	19,056,408	(4,134,551)
Interest Rate	Cleared Swap Agreements	72,192	—
Credit	Uncleared Swap Agreements	228,098	—
Total		$21,864,652	$(4,783,860)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended November 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$2,882,478	$165,144	$—	$—	$—
Foreign Exchange	—	—	(12,886,737)	—	—
Credit	—	558,112	—	(2,534,506)	799,745
Total	$2,882,478	$723,256	$(12,886,737)	$(2,534,506)	$799,745
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended November 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(639,819)	$12,659	$—	$—
Foreign Exchange	—	—	30,461,639	—
Credit	—	31,948	—	43,538
Total	$(639,819)	$44,607	$30,461,639	$43,538
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of November 30, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$570,788	$—
Uncleared Swaps, at value	228,098	—
Cleared Swap Agreements (a)	19,167	—
Forward Foreign Currency Exchange Contracts	19,056,408	4,134,551
Purchased Options (a)	75,187	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$19,949,648	$4,134,551
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	7,720,796	2,196,578
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$12,228,852	$1,937,973
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements.  This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at November 30, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$1,132,394	$(500,555)	$—	$(590,000)	$41,839
Citibank N.A.	78,678	(78,678)	—	—	—
Deutsche Bank AG	8,278,841	(19,087)	—	(8,259,754)	—
JPMorgan Chase Bank N.A.	1,884,058	(610,016)	(1,274,042)	—	—
Merrill Lynch International	839,497	(341,649)	(497,848)	—	—
Morgan Stanley Capital Services LLC	15,384	(15,384)	—	—	—
Total	$12,228,852	$(1,565,369)	$(1,771,890)	$(8,849,754)	$41,839
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at November 30, 2024:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(500,555)	$500,555	$—	$—	$—
Citibank N.A.	(421,263)	78,678	—	119,000	(223,585)
Deutche Bank AG	(19,087)	19,087	—	—	—
JPMorgan Chase Bank N.A.	(610,016)	610,016	—	—	—
Merrill Lynch International	(341,649)	341,649	—	—	—
Morgan Stanley Capital Services LLC	(45,403)	15,384	—	—	(30,019)
Total	$(1,937,973)	$1,565,369	$—	$119,000	$(253,604)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase.  At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At November 30, 2024, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended November 30, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 11/30/24	Year ended 11/30/23
Ordinary income (including any short-term capital gains)	$34,576,252	$22,932,860
Long-term capital gains	—	17,935,000
Total distributions	$34,576,252	$40,867,860
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
As of 11/30/24
Cost of investments	$1,068,913,319
Gross appreciation	15,880,716
Gross depreciation	(31,173,553)
Net unrealized appreciation (depreciation)	$(15,292,837)
Undistributed ordinary income	4,370,481
Capital loss carryforwards	(90,922,394)
Other temporary differences	(2,877,448)
Total distributable earnings (loss)	$(104,722,198)
As of November 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(20,381,230)
Long-Term	(70,541,164)
Total	$(90,922,394)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 11/30/24	Year ended 11/30/23
Class A	$436,903	$570,968
Class B	1,800	4,475
Class C	7,652	12,467
Class I	467,619	461,124
Class R1	11,960	17,958
Class R2	10,977	20,374
Class R3	19,993	18,918
Class R4	7,710	7,680
Class R6	33,611,638	39,753,896
Total	$34,576,252	$40,867,860
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until March 31, 2026. For the year ended November 30, 2024, this management fee reduction amounted to $134,261, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended November 30, 2024 was equivalent to an annual effective rate of 0.53% of the fund's average daily net assets.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2026. For the year ended November 30, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $287 for the year ended November 30, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 35,613
Class B	0.75%	0.25%	1.00%	1.00%	760
Class C	0.75%	0.25%	1.00%	1.00%	3,285
Class R1	0.75%	0.25%	1.00%	1.00%	5,142
Class R2	0.25%	0.25%	0.50%	0.50%	1,937
Class R3	—	0.25%	0.25%	0.25%	1,642
Total Distribution and Service Fees					$48,379
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended November 30, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended November 30, 2024, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended November 30, 2024, were as follows:
Amount
Class A	$16
Class B	1
Class C	32
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended November 30, 2024, the fee was $15,570, which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended November 30, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $51,911.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended November 30, 2024 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$27
8/19/2024	Redemption	Class I	12	97
(4)  Portfolio Securities
For the year ended November 30, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$262,342,552	$232,117,988
Non-U.S. Government securities	1,240,647,006	1,192,744,932
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 11/30/24		Year ended 11/30/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	734,978	$6,002,698	178,167	$1,399,398
Class C	3,333	27,062	3,796	29,736
Class I	1,135,600	9,186,529	1,122,294	8,893,132
Class R1	4,605	37,188	3,542	27,801
Class R2	8,097	65,644	8,864	68,337
Class R3	53,050	426,274	39,643	310,956
Class R4	6,894	55,255	2,567	20,106
Class R6	7,580,977	61,158,492	8,044,351	63,029,417
	9,527,534	$76,959,142	9,403,224	$73,778,883

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
	Year ended 11/30/24		Year ended 11/30/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	53,200	$432,921	72,050	$566,624
Class B	221	1,788	570	4,470
Class C	945	7,647	1,592	12,465
Class I	56,448	456,816	58,716	459,500
Class R1	1,478	11,954	2,295	17,944
Class R2	1,341	10,845	2,567	20,084
Class R3	2,470	19,993	2,420	18,912
Class R4	952	7,710	981	7,677
Class R6	4,154,144	33,594,209	5,086,135	39,736,939
	4,271,199	$34,543,883	5,227,326	$40,844,615
Shares reacquired
Class A	(622,022)	$(5,064,354)	(466,615)	$(3,663,082)
Class B	(5,908)	(47,534)	(9,058)	(71,343)
Class C	(8,447)	(68,690)	(16,504)	(128,827)
Class I	(578,842)	(4,703,718)	(1,076,620)	(8,378,347)
Class R1	(13,261)	(106,136)	(11,240)	(87,049)
Class R2	(13,647)	(109,238)	(41,791)	(324,374)
Class R3	(19,960)	(161,407)	(33,250)	(259,806)
Class R4	(1,702)	(13,643)	(1,847)	(14,462)
Class R6	(7,277,100)	(58,940,437)	(10,753,229)	(82,915,493)
	(8,540,889)	$(69,215,157)	(12,410,154)	$(95,842,783)
Net change
Class A	166,156	$1,371,265	(216,398)	$(1,697,060)
Class B	(5,687)	(45,746)	(8,488)	(66,873)
Class C	(4,169)	(33,981)	(11,116)	(86,626)
Class I	613,206	4,939,627	104,390	974,285
Class R1	(7,178)	(56,994)	(5,403)	(41,304)
Class R2	(4,209)	(32,749)	(30,360)	(235,953)
Class R3	35,560	284,860	8,813	70,062
Class R4	6,144	49,322	1,701	13,321
Class R6	4,458,021	35,812,264	2,377,257	19,850,863
	5,257,844	$42,287,868	2,220,396	$18,780,715
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 32%, 25%, 19%, 5%, 4%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.
In addition, the MFS Lifetime 2045 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended November 30, 2024, the fund’s commitment fee and interest expense were $4,983 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$55,501,918	$639,502,585	$675,495,504	$(6,715)	$(2,542)	$19,499,742
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,503,756	$—

MFS Global Opportunistic Bond Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Global Opportunistic Bond Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global Opportunistic Bond Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s  internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
January 14, 2025

MFS Global Opportunistic Bond Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust X, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld	Abstain
Steven E. Buller	93,694,553,358.767	2,599,093,584.595	0.000
John A. Caroselli	94,028,434,411.278	2,265,212,532.084	0.000
Maureen R. Goldfarb	94,361,674,360.213	1,931,972,583.149	0.000
Peter D. Jones	94,066,354,687.369	2,227,292,255.993	0.000
John P. Kavanaugh	94,185,926,082.433	2,107,559,444.381	161,416.548
James W. Kilman, Jr.	94,450,795,713.326	1,842,851,230.036	0.000
Clarence Otis, Jr.	93,984,248,122.457	2,309,398,820.905	0.000
Michael W. Roberge	94,352,210,986.123	1,941,435,957.239	0.000
Maryanne L. Roepke	94,413,451,878.996	1,880,195,064.366	0.000
Paula E. Smith	94,545,454,781.292	1,748,192,162.070	0.000
Laurie J. Thomsen	94,416,793,826.848	1,876,853,116.514	0.000
Darrell A. Williams	94,451,319,166.310	1,842,327,777.051	0.000

MFS Global Opportunistic Bond Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Opportunistic Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Opportunistic Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Opportunistic Bond Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Global Opportunistic Bond Fund
Board Review of Investment Advisory Agreement
MFS Global Opportunistic Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge  performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Global Opportunistic Bond Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate  accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Global Opportunistic Bond Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   January 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  January 14, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  January 14, 2025

*  Print name and title of each signing officer under his or her signature.